RULE 24-F-2 NOTICE FOR PIMCO ADVISORS INSTITUTIONAL FUNDS
FILE NO. 333-36528

(i) This notice is being filed for the Registrant's fiscal year ending October 31, 1995.

(ii) The number or amount of securities of the same class or series, if any, which have been registered under the Securities Act of 1933 (the "Act") other than pursuant to Reg. Section 270.24f-2(b) - None.

(iii)The number or amount of securities, if any, registered during such fiscal year other than pursuant to Reg. Section 270.24f-2(b) - None.

(iv) $543,497,426.00 of securities were sold, and $390,682,232.00 of securities were redeemed by Registrant during the fusal year in 19 Funds as follows:

FUND                                     SALES                REDEMPTIONS

MONEY MARKET                         $ 25,131,230             $ 24,834,048
PIMCO MANAGED BOND AND INCOME        $128,192,747             $ 74,759,302
UTILITY STOCK                        $    279,453             $ 23,379,157
NFJ EQUITY INCOME                    $ 31,978,652             $ 17,781,613
NFJ DIVERSIFIED LOW P/E              $  1,830,013             $  3,964,125
NFJ SMALL CAP VALUE                  $  7,568,245             $  6,679,696
CADENCE CAPITAL APPRECIATION         $ 50,028,301             $ 27,351,840
CADENCE MID CAP GROWTH               $ 58,429,235             $ 28,244,132
CADENCE MICRO CAP GROWTH             $ 26,531,675             $  2,888,660
CADENCE SMALL CAP GROWTH             $ 20,746,526             $  3,360,968
COLUMBUS CIRCLE CORE EQUITY          $ 30,413,323             $  1,253,444
COLUMBUS CIRCLE MID CAP EQUITY       $  7,336,918             $    289,783
PARAMETRIC ENHANCED EQUITY           $ 13,462,616             $ 18,838,198
PAREMETRIC INTERNATIONAL EQUITY      $  1,205,731             $  7,960,259
BLAIRLOGIE EMERGING MARKETS          $ 69,221,001             $ 47,326,849
BLAIRLOGIE INTERNATIONAL ACTIVE      $ 47,701,574             $  8,726,362
BALANCED                             $ 23,440,186             $ 93,043,796
TOTAL                                $543,497,426             $390,682,232

(v) The number or amount of securities sold during such fiscal year in reliance upon registration pursuant to Reg. Section 270.24f-s(b) - same as (iv).
Attached hereto is the opinion of Dechert Price & Rhoads that all shares sold during Registrant's fiscal year ending October 31, 1995 were legally issued, fully paid and non-assessable.

Calculation of fee: Because this notice is being filed within two months after the end of Registrant's fiscal years, its aggregate redemption's during the fiscal year may be deducted from its sales pursuant to indefinate registration, leaving a difference of $ 152,815,194 on which to calculate the fee.

By:

John P. Hardaway, Vice President
PIMCO Advisors Institutional Funds